Note 14 - Equity Compensation Plan (Details Textual) - USD ($)						12 Months Ended			123 Months Ended	126 Months Ended
	Nov. 20, 2017	Nov. 20, 2016	Nov. 20, 2015	Nov. 20, 2014	Nov. 22, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2007
Dividends, Total						$ 0	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value						220,907	210,525	441,815
Restricted Stock [Member] | General and Administrative Expense [Member]
Allocated Share-based Compensation Expense, Total						$ 129,245	$ 340,377	$ 1,140,084
Nonvested Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				230,713	74,761
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 7.58	$ 7.26
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						57,678
Nonvested Restricted Stock [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		57,678	115,357
Nonvested Restricted Stock [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	57,678
The Plan [Member]
Common Stock, Reserved Percentage											10.00%
The Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period									0	555,479